LEASE OBLIGATIONS - Maturities of Finance Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE OBLIGATIONS
2021		€ 360
2022	€ 358	280
2023	215	190
2024	124	72
2025	75
2025 and thereafter		28
2026 and thereafter	53
Total undiscounted minimum lease payments	825	930
Less: amount representing interest	(55)	(33)
Present value of minimum lease payments	770	899
Less: current portion	(340)	(344)
Long-term portion	€ 430	€ 555